Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and June 30, 2021, prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2021	2021
Deferred costs (1)	$143,413	$2,331,826
Deferred offering costs	1,207,417	1,197,177
Other receivables	37,910	51,912
	1,386,740	3,580,915
Allowance for doubtful accounts (2)	(2,666)	(27,887)
	$1,384,074	$3,553,028

(1)	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

(2)

The Company reversed the bad debt expenses of $25,221 for other receivables for six months ended December 31, 2021 and $nil bad debt expense recorded for other receivables for six months ended December 31, 2020.